Marketable Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Fair value and carrying value at beginning of year	$ 177,945	$ 287,638
Increase (decrease) in fair value	5,756	(109,693)
Disposals during the year	(100,126)
Fair value and carrying value at balance sheet date	$ 83,575	$ 177,945